INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES
6	INVENTORIES

Inventories consist of the following:

	December 31,
	2014	2015
	RMB	RMB
Merchandise in stores	369,756	401,537
Merchandise in warehouses	176,556	172,807
	546,312	574,344